Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 246,346	$ 587,459	$ 414,051
Accounts receivable, net	384,862	223,622	101,807
Inventories	451,252	246,077	357,933
Prepaid expenses and other current assets	247,005	270,148	116,573
Deferred loan costs	0	50,000	0
Total Current Assets	1,329,465	1,377,306	990,364
PROPERTY AND EQUIPMENT
Leased property under capital lease		35,098	0
Computer hardware		72,070	68,847
Computer software		36,936	36,936
Fleet vehicles		174,094	134,987
Furniture and fixtures		10,467	7,872
Property and equipment	309,958	328,665	248,642
Less: Accumulated Depreciation	(180,459)	(152,789)	(113,489)
Net Property and Equipment	129,499	175,876	135,153
OTHER ASSETS
Software development costs, net	0	0	436,471
Total Other Assets	0	0	436,471
TOTAL ASSETS	1,458,964	1,553,182	1,561,988
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,233,538	1,526,612	1,419,170
Deferred revenues	2,340,017	2,526,990	2,878,264
Obligation under capital lease, current portion	8,163	7,632	0
Convertible notes payable, current portion	153,646	9,608	20,000
Three Year, 50% notes payable, net of $0 discount, current portion	182,250	121,500	0
Notes payable, current portion	542,821	669,789	412,405
Total Current Liabilities	5,460,435	4,862,131	4,729,839
LONG-TERM LIABILITIES
Deferred revenues	726,959	1,142,437	1,052,749
Obligation under capital lease	21,276	27,466	0
Convertible notes payable	51,215	389,178	594,163
Private placement convertible notes	958,771	0	0
Three Year, 50% notes payable, net of $113,873 and $181,385 discount, non-current portion	250,627	291,118	0
Notes payable, non-current portion	234,721	56,639	107,329
Total Long-Term Liabilities	2,243,569	1,906,838	1,754,241
Total Liabilities	$ 7,704,004	$ 6,768,969	$ 6,484,080
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock, par value $0.0001 per share, 500,000,000 shares authorized; 4,105,568 and 4,037,049 and 3,500,290 issued and outstanding, respectively	$ 411	$ 404	$ 350
Common stock to be issued, 67,589 and 6,000 and 300 shares, respectively	595,981	42,000	1,500
Additional paid-in-capital	19,635,809	17,650,034	13,727,123
Accumulated deficit	(26,477,288)	(22,908,272)	(18,651,112)
Total Stockholders' Deficit	(6,245,040)	(5,215,787)	(4,922,092)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,458,964	1,553,182	1,561,988
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value issued	10	10	10
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value issued	$ 37	$ 37	$ 37